Property plant and equipment - Summary of Property plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 244,127	€ 275,639
Ending balance	111,474	244,127
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	122,534	123,215
Ending balance	4,802	122,534
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,613	35,812
Ending balance	22,070	30,613
Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,611	39,006
Ending balance	24,232	27,611
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,844	67,795
Ending balance	55,553	47,844
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,195	3,171
Ending balance	1,869	2,195
Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,330	6,640
Ending balance	2,948	13,330
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(509,114)	(509,098)
Disposals	33,283	33,233
Exchange differences	(20,524)	10,677
Reclassifications to assets held for sale		5,563
Disposition	89,182
Depreciation	(37,655)	(45,478)
Impairment	(2,647)	(4,011)
Ending balance	(447,475)	(509,114)
Accumulated depreciation [Member] | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(63,077)	(60,621)
Exchange differences	(1,816)	(103)
Disposition	61,473
Reclassifications	163
Depreciation	(478)	(2,353)
Impairment	0
Ending balance	(3,735)	(63,077)
Accumulated depreciation [Member] | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(161,298)	(153,057)
Disposals	2,164	682
Exchange differences	(267)	(25)
Reclassifications to assets held for sale		245
Disposition	24,798
Reclassifications	45
Depreciation	(7,827)	(9,166)
Impairment	(84)	23
Ending balance	(142,469)	(161,298)
Accumulated depreciation [Member] | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(118,649)	(119,368)
Disposals	11,522	8,448
Exchange differences	(6,066)	4,579
Reclassifications to assets held for sale		2,011
Disposition	2,307
Reclassifications	2,575
Depreciation	(11,693)	(13,977)
Impairment	(595)	(342)
Ending balance	(120,599)	(118,649)
Accumulated depreciation [Member] | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(158,798)	(168,276)
Disposals	19,305	22,943
Exchange differences	(12,362)	6,170
Reclassifications to assets held for sale		2,864
Disposition	7
Reclassifications	(3,525)
Depreciation	(16,490)	(19,346)
Impairment	(1,488)	(3,153)
Ending balance	(173,351)	(158,798)
Accumulated depreciation [Member] | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,292)	(7,776)
Disposals	292	1,160
Exchange differences	(13)	56
Reclassifications to assets held for sale		443
Disposition	597
Reclassifications	742
Depreciation	(1,167)	(636)
Impairment		(539)
Ending balance	(6,841)	(7,292)
Accumulated depreciation [Member] | Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(480)
Ending balance	(480)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	753,241	784,737
Additions	96,206	27,630
Disposals	(38,227)	(34,897)
Exchange differences	24,678	(16,865)
Reclassifications to assets held for sale		(7,364)
Business combinations	641
Disposition	(277,590)
Ending balance	558,949	753,241
Gross carrying amount [member] | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	185,611	183,836
Additions	51,296	1,834
Disposals	(720)
Exchange differences	4,483	(59)
Business combinations	245
Disposition	(232,705)
Reclassifications	327
Ending balance	8,537	185,611
Gross carrying amount [member] | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	191,911	188,869
Additions	4,571	4,115
Disposals	(2,150)	(682)
Exchange differences	222	(40)
Reclassifications to assets held for sale		(351)
Business combinations	315
Disposition	(30,448)
Reclassifications	118
Ending balance	164,539	191,911
Gross carrying amount [member] | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146,260	158,374
Additions	10,252	6,537
Disposals	(12,630)	(8,751)
Exchange differences	4,756	(6,798)
Reclassifications to assets held for sale		(3,102)
Business combinations	6
Disposition	(4,384)
Reclassifications	571
Ending balance	144,831	146,260
Gross carrying amount [member] | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	206,642	236,071
Additions	24,506	7,316
Disposals	(21,812)	(23,513)
Exchange differences	14,516	(9,775)
Reclassifications to assets held for sale		(3,457)
Disposition	(34)
Reclassifications	5,086
Ending balance	228,904	206,642
Gross carrying amount [member] | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,487	10,947
Additions	360	1,075
Disposals	(403)	(1,951)
Exchange differences	51	(132)
Reclassifications to assets held for sale		(452)
Business combinations	75
Disposition	(860)
Ending balance	8,710	9,487
Gross carrying amount [member] | Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,330	6,640
Additions	5,221	6,753
Disposals	(512)
Exchange differences	650	(61)
Reclassifications to assets held for sale		(2)
Disposition	(9,159)
Reclassifications	(6,102)
Ending balance	€ 3,428	€ 13,330